Loans Receivable - Schedule of Loans Receivable on Nonaccrual Status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Non Accrual Loans Segregated By Class Of Loans [Line Items]
Loans receivable on nonaccrual status	$ 8,637	$ 7,393
Commercial [Member]
Non Accrual Loans Segregated By Class Of Loans [Line Items]
Loans receivable on nonaccrual status	30	35
Commercial Real Estate [Member]
Non Accrual Loans Segregated By Class Of Loans [Line Items]
Loans receivable on nonaccrual status	4,787	3,432
Residential [Member]
Non Accrual Loans Segregated By Class Of Loans [Line Items]
Loans receivable on nonaccrual status	3,405	3,403
Consumer Home Equity [Member]
Non Accrual Loans Segregated By Class Of Loans [Line Items]
Loans receivable on nonaccrual status	214	293
Consumer Dealer Auto and RV Loans [Member]
Non Accrual Loans Segregated By Class Of Loans [Line Items]
Loans receivable on nonaccrual status	136	121
Consumer Other [Member]
Non Accrual Loans Segregated By Class Of Loans [Line Items]
Loans receivable on nonaccrual status	$ 65	$ 109